SHAREHOLDERS' EQUITY - Schedule of Unvested RSUs (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	1,199,938
Granted RSUs	806,257
vested RSUs	(306,519)
Forfeited RSUs	(429,178)
Outstanding at end of year	1,270,498
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	835,180
Granted RSUs	480,555
vested RSUs	(306,519)
Forfeited RSUs	(284,964)
Outstanding at end of year	724,252
Weighted Average Grant Date Fair Value, Outstanding at end of year | $ / shares	$ 33.14
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning of year	364,758
Granted RSUs	325,702
Forfeited RSUs	(144,214)
Outstanding at end of year	546,246
Weighted Average Grant Date Fair Value, Outstanding at end of year | $ / shares	$ 33.14